CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2023		2024
		Balance		Balance
		Currency	Rupiah	Currency	Rupiah
	Currency	(in million)	equivalent	(in million)	equivalent
Cash on hand		—	14	—	14
Cash in banks
Related parties
PT Bank Rakyat Indonesia (Persero) Tbk. (“BRI”)	Rp	—	1,471	—	3,278
	US$	0	6	229	3,678
	TWD	1	0	2	1
PT Bank Mandiri (Persero) Tbk. (“Bank Mandiri”)	Rp	—	3,346	—	4,715
	US$	37	572	45	718
	EUR	2	38	2	37
	JPY	6	1	6	1
	HKD	1	3	2	4
	AU$	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk. (“BNI”)	Rp	—	4,228	—	4,180
	US$	4	64	31	506
	SGD	0	0	0	0
	EUR	0	0	0	0
	GBP	—	—	0	1
PT Bank Tabungan Negara (Persero) Tbk. ("BTN")	Rp	—	2,597	—	4,097
Others (each below Rp100 billion)	Rp	—	220	—	147
	US$	0	0	0	0
Sub-total			12,546		21,363

Third parties
PT Bank Maybank Indonesia Tbk. ("Maybank")	Rp	—	26	—	355
	MYR	1	3	1	5
PT Bank Mega Tbk. ("Bank Mega")	Rp	—	3	—	342
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong")	US$	9	138	19	308
	HKD	0	0	0	1
PT Bank CIMB Niaga Tbk. (”Bank CIMB Niaga”)	Rp	—	265	—	181
	US$	0	2	2	40
Standard Chartered Bank (“SCB”)	US$	14	215	7	108
	SGD	6	74	5	55
The Hongkong and Shanghai Banking Corporation Ltd.
("HSBC Hongkong")	US$	43	661	6	102
	HKD	5	9	9	19
PT Bank Central Asia Tbk. (“BCA”)	Rp	—	144	—	131
	US$	0	3	0	3
Others (each below Rp100 billion)	Rp	—	175	—	155
	US$	10	278	9	146
	SGD	3	36	2	20
	TWD	50	21	28	14
	MYR	4	12	0	2
	AU$	0	5	0	3
	MMK	353	3	167	1
	EUR	0	0	0	1
Sub-total			2,073		1,992

Total of cash in banks			14,619		23,355

Time deposits
Related parties
PT Bank Syariah Indonesia Tbk. (“BSI”)	Rp	—	1,160	—	1,688
BTN	Rp	—	1,065	—	1,400
	US$	—	—	7	104
BRI	Rp	—	1,550	—	647
	US$	22	340	18	283
	TWD	—	—	6	3
BNI	Rp	—	1,266	—	566
	US$	23	353	10	162
Bank Pembangunan Daerah ("BPD")	Rp	—	1,569	—	962
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk.
(“BJB”)	Rp	—	1,419	—	370
	US$	—	—	12	195
Bank Mandiri	Rp	—	513	—	97
	US$	25	392	—	—
Sub-total			9,627		6,477

Time deposits (continued)
Third parties
PT Bank Mega Tbk. (“Bank Mega”)	Rp	—	1,433	—	1,922
	US$	20	312	18	287
PT Bank Maybank Indonesia Tbk. (“Maybank”)	Rp	—	658	—	254
	US$	23	358	26	418
PT Bank Pan Indonesia Tbk. ("Bank Panin")	Rp	—	—	—	274
PT Bank UOB Indonesia ("UOB Indonesia")	US$	—	—	16	259
	SGD	—	—	3	35
PT Bank Danamon Indonesia Tbk. (“Bank Danamon”)	Rp	—	491	—	133
	US$	9	137	3	48
PT Bank China Construction Bank Indonesia Tbk.
("CCB Indonesia")	US$	5	71	10	153
SCB	US$	—	—	9	145
Others (each below Rp100 billion)	Rp	—	1,125	—	113
	US$	10	155	1	12
	MYR	2	8	2	7
Sub-total			4,748		4,060

Total of time deposits			14,375		10,537
Allowance for expected credit losses			(1)		(1)
Total			29,007		33,905

Interest rates per annum on time deposits are as follows:

	2023	2024
Rupiah	1.95% ‑ 7.25%	0.53% ‑ 7.25%
Foreign currencies	2.50% ‑ 5.50%	2.55% ‑ 6.00%

The Group placed the majority of its cash and cash equivalents in state-owned banks (related party) because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks.